BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of reconciliation of common stock reflected in the unaudited condensed consolidated balance sheet (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Accretion of common stock to redemption amount	$ (503,812)	$ (18,011,489)		$ (18,011,489)
Common stock subject to possible redemption				128,397,500
Common stock subject to possible redemption
Gross proceeds				126,500,000
Proceeds allocated to Public Warrants				(15,180,000)
Issuance costs allocated to common stock				(933,989)
Redemption of common stock by stockholders			$ (97,194,950)
Accretion of common stock to redemption amount			503,812	18,011,489
Common stock subject to possible redemption	$ 31,706,363		$ 31,706,363	$ 128,397,500